Stock Warrants and Earnouts - Schedule of Outstanding Redeemable Convertible Preferred Stock Warrants (Detail) - $ / shares	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jul. 31, 2021
Class of Warrant or Right [Line Items]
Total outstanding common stock warrants	38,761,031		39,249,702
Series B Preferred Stock [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Total outstanding common stock warrants	2,685	2,685
Exercise Price	$ 107.52	$ 107.52
Expiration date	Apr. 30, 2021	Apr. 30, 2021
Series D Preferred Stock [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Total outstanding common stock warrants	1,436,932	1,436,932
Exercise Price	$ 1.24	$ 1.24
Series D Preferred Stock [Member] | Warrant [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Expiration date	Jan. 24, 2024	Jan. 24, 2024
Series D Preferred Stock [Member] | Warrant [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Expiration date	Apr. 20, 2022	Apr. 20, 2022
Series E Preferred Stock [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Total outstanding common stock warrants	806,375	806,375
Exercise Price	$ 1.24	$ 1.24
Series E Preferred Stock [Member] | Warrant [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Expiration date	Jul. 15, 2025	Jul. 15, 2025
Series E Preferred Stock [Member] | Warrant [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Expiration date	Dec. 24, 2024	Dec. 24, 2024
Redeemable convertible preferred stock [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Total outstanding common stock warrants	2,245,992	2,245,992